Average Annual Total Returns - Target Managed Allocation Fund	None or same as Fund Name Return Before Taxes 1 Year	None or same as Fund Name Return Before Taxes 5 Years	None or same as Fund Name Return Before Taxes 10 Years		None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years		None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years		MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes) 10 Years		Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	13.41%	9.27%	7.69%	[1]	11.07%	7.59%	6.05%	[1]	8.22%	6.67%	5.40%	[1]	16.25%	12.26%	10.25%	[1]	7.58%	4.87%	4.41%	[1]

[1]	The Fund’s inception date is August 7, 2015.